A disciplined, consistent
approach to investing
[PHOTO]

                                                             The Hartford Income
                                                             Shares Fund, Inc.
                                                             annual report

                                                             July 31, 2002

[PHOTO]

THE HARTFORD INCOME SHARES FUND, INC. ANNUAL REPORT
 CONTENTS
 LETTER TO SHAREHOLDERS                                                       1
 SCHEDULE OF INVESTMENTS                                                      2
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 7
 STATEMENT OF OPERATIONS                                                      7
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      8
 NOTES TO FINANCIAL STATEMENTS                                                9
 INDEPENDENT AUDITORS' REPORT                                                11
 DIRECTORS AND OFFICERS                                                      12


- TOLL-FREE PERSONAL ASSISTANCE




  -Customer Service




  -(800) 843-7824




  - 7:30 a.m. to 6:00 p.m. CST,
   Monday thru Thursday
   7 a.m. - 5 p.m. Friday CST


- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

  -(888) 843-7824 x14344

  -24 hours a day

HOW TO USE THIS REPORT
For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JULY 31, 2002:
  TOTAL NET ASSETS (000'S OMITTED)...................         $85,772
  MARKET PRICE PER SHARE.............................         $  6.80
  SHARES OUTSTANDING (000'S OMITTED).................          12,887
  FOR THE YEAR ENDED JULY 31, 2002:
  NET ASSET VALUE PER SHARE:
    Beginning of year................................         $  7.95
    End of year......................................         $  6.66
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............         $ 8,195
    Dividends per share..............................         $  .642

PORTFOLIO COMPOSITION BY SECTOR AS
OF 7/31/2002

[PORTFOLIO COMPOSITION PIE CHART]

Corporate Bonds - Non-Investment Grade                                           26.80
Cash Equivalents/Receivables                                                      2.90
U.S. Government Securities                                                        2.50
Corporate Bonds - Investment Grade                                               67.80



TOP 10 HOLDINGS AS OF 7/31/2002


                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. CSX Corp. (7.95%) 2027
    and (8.625%) 2022                                                       2.7%
 2. Time Warner Entertainment Co.
    (8.375%) 2033                                                           1.8%
 3. News America Holdings, Inc.
    (8.875%) 2023                                                           1.7%
 4. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.7%
 5. Ford Motor Co. (7.45%) 2031                                             1.6%
 6. Columbia Energy Group
    (7.62%) 2025                                                            1.5%
 7. Park Place Entertainment Corp.
    (8.50%) 2006                                                            1.5%
 8. Albertson's, Inc. (8.70%) 2030                                          1.4%
 9. Norfolk Southern Corp.
    (8.625%) 2010                                                           1.4%
10. Occidental Petroleum Corp.
    (8.45%) 2029                                                            1.4%

HOW DID THE FUND PERFORM?

For the twelve month period ended July 31, 2002, the fund returned (6.72)% at market value and had a distribution yield of 9.44%.

WHY DID THE FUND PERFORM THIS WAY?

Our strategy has been, and remains, to maintain the yield on the fund by emphasizing those issuers that deliver the highest sustainable yield. With the absolute level of interest rates on Treasury notes and bonds flirting with all-time lows, we are heavily emphasizing high grade and high yield corporate bonds. The spread above Treasuries that these bonds now offer are at record highs in many sub-segments of the market. That being the case, it should come as no surprise that the current credit cycle remains extremely challenging, as the dollar amount of defaulted debt has held at record levels for two years running, recovery amounts on defaulted debt have been far below average and credit rating downgrades have outpaced upgrades by a large margin. Reflecting this environment, the month of June proved to be the worst single month for the high yield market in history (the total return for Lehman Broad High Yield Index was down -7.40% in that month alone). High grade issuers have also come under pressure due to concerns over the prospects for more issuers to become "fallen angels" (i.e. fall below investment grade). As a result, high grade corporate total returns have lagged most other fixed income alternatives. The investment grade telecommunications sector (where WorldCom resided until the middle of May) was particularly hard hit over contagion fears.

Given the fund's yield orientation, the higher yielding sectors in high grade and high yield (with all the attendant risks) are quite naturally represented in the portfolio, with telecommunications, cable and media issues totaling roughly 19% of portfolio. This exposure is largely what has weighed heavily on the total return of the fund. In addition, the energy sector has come under pressure in the wake of the Enron scandal, and this has also adversely affected the total return of the fund.

WHAT IS YOUR OUTLOOK GOING FORWARD IN 2002?

We believe that the most attractive opportunities within the fixed income market are concentrated in the investment grade and high yield corporate markets. The aggressive easing by the Federal Reserve, as well as the significant de-leveraging begun by many companies, will ultimately improve corporate credit quality. We are focused on issuers that are actively paring back their debt burdens and easing their liquidity woes. Extensive credit research combined with a willingness to buy issues which are priced to reflect their issuer's current fundamental challenges is important in identifying these opportunities.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2002 (000's Omitted)

CORPORATE BONDS - INVESTMENT GRADE - 67.8%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            BASIC MATERIALS - 3.3%
$   250     Ferro Corp., 9.125%, 1-1-2009...............................   BBB-          $   269
  1,150     Georgia-Pacific Corp., 9.625%, 3-15-2022....................   BBB-            1,034
    500     Newmont Mining Corp. (Holding Co.), 8.625%, 5-15-2011.......   BBB               561
    235     Nova Chemicals Corp., 7.00%, 5-15-2006......................   BBB-              226
    300     Olin Corp., 9.125%, 12-15-2011..............................   BBB               331
    185     Phelps Dodge Corp., 8.75%, 6-1-2011.........................   BBB-              195
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................   BBB-              262
                                                                                         -------
            TOTAL BASIC MATERIALS.......................................                   2,878
                                                                                         -------
            CONSUMER CYCLICAL - 12.4%
  1,000     Abitibi Consolidated, Inc., 8.85%, 8-1-2030.................   BBB-              936
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................   BBB+            1,204
  1,000     DaimlerChrysler N.A. Holding Corp., 8.50%, 1-18-2031........   BBB+            1,128
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........   BBB+            1,160
  1,500     Ford Motor Co., 7.45%, 7-16-2031............................   BBB+            1,344
  1,000     Fred Meyer, Inc., 7.45%, 3-1-2008...........................   BBB-            1,112
    500     May Department Stores Co., 8.50%, 6-1-2019..................   A                 581
  1,000     Sears Roebuck Acceptance Corp., 6.25%, 5-1-2009.............   A-              1,022
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................   BBB             1,051
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................   BBB             1,131
                                                                                         -------
            TOTAL CONSUMER CYCLICAL.....................................                  10,669
                                                                                         -------
            ENERGY - 8.6%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............   BBB+            1,056
  1,500     Columbia Energy Group, 7.62%, Ser G 11-28-2025..............   BBB             1,296
  1,000     Conoco, Inc., 6.95%, 4-15-2029..............................   BBB+            1,036
    750     Halliburton Co., 5.625%, 12-1-2008..........................   Baa2*             640
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................   BBB             1,186
  1,000     Semco Energy, Inc., 8.95%, 7-1-2003.........................   BBB             1,028
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................   BBB             1,157
                                                                                         -------
            TOTAL ENERGY................................................                   7,399
                                                                                         -------
            FINANCE - 9.7%
    500     Capital One Bank, 6.50%, 7-30-2004..........................   BBB-              451
  1,000     Comerica Bank, 7.875%, 9-15-2026............................   A-              1,107
  1,000     EOP Operating L.P., 7.50%, 4-19-2029........................   BBB+              984
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 (g)..................   BBB+            1,105
  1,000     Mony Group, Inc., 8.35%, 3-15-2010..........................   A-              1,124
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................   AA-             1,125
    250     Sovereign Bancorp, Inc., 10.50%, 11-15-2006.................   BBB-              275
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................   BBB+            1,016
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........   A-              1,108
                                                                                         -------
            TOTAL FINANCE...............................................                   8,295
                                                                                         -------
            HEALTH CARE - 0.9%
    750     Humana, Inc., 7.25%, 8-1-2006...............................   BBB               799
                                                                                         -------
            TOTAL HEALTH CARE...........................................                     799
                                                                                         -------
            SERVICES - 13.3%
  1,000     Belo Corp., 7.25%, 9-15-2027................................   BBB-              843
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........   BBB-              706
  1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........   BBB             1,068
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 (g).................   BBB               983
  1,000     FedEx Corp., 7.84%, Ser 1996-B2 1-30-2018...................   BBB+              872
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............   BBB-              912
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................   BBB-              740
  1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................   BBB-            1,013
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............   BBB-            1,495
  1,000     Paramount Communications, Inc., 7.50%, 7-15-2023............   A-                979

--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
  1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........   BBB-          $ 1,289
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............   BBB               506
                                                                                         -------
            TOTAL SERVICES..............................................                  11,406
                                                                                         -------
            TECHNOLOGY - 11.4%
    500     AT&T Corp., 6.50%, 3-15-2029................................   BBB+              350
  1,000     AT&T Wireless Services, Inc., 8.75%, 3-1-2031...............   BBB               694
  1,130     Computer Associates International, Inc., 6.375%,
            4-15-2005...................................................   BBB+              866
  1,000     Lockheed Martin Corp., 7.875%, 3-15-2023....................   BBB             1,050
  1,000     Motorola, Inc., 8.00%, 11-1-2011............................   BBB               934
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................   BBB-            1,026
  1,250     Sprint Capital Corp., 6.875%, 11-15-2028....................   BBB-              857
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................   BBB+            1,432
  1,800     Time Warner Entertainment Co., 8.375%, 7-15-2033............   BBB+            1,506
    200     Time Warner, Inc., 6.625%, 5-15-2029........................   BBB+              144
  1,250     Tyco International, 7.00%, 6-15-2028........................   BBB-              897
      5     Voicestream Wireless Corp., 10.375%, 11-15-2009.............   BBB+                5
                                                                                         -------
            TOTAL TECHNOLOGY............................................                   9,761
                                                                                         -------
            TRANSPORTATION - 5.3%
  1,500     CSX Corp., 7.95%, 5-1-2027..................................   BBB             1,703
    500     CSX Corp., 8.625%, 5-15-2022................................   BBB               598
  1,200     Delta Airlines, Inc., 10.50%, 4-30-2016.....................   BBB-            1,025
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................   BBB             1,186
                                                                                         -------
            TOTAL TRANSPORTATION........................................                   4,512
                                                                                         -------
            UTILITIES - 2.9%
  1,000     El Paso Corp., 8.05%, 10-15-2030............................   BBB               736
    500     FirstEnergy Corp., 6.45%, Ser B 11-15-2011..................   BBB-              402
    756     Niagara Mohawk Power Co., 7.625%, Ser F 10-1-2005...........   A-                829
    500     Western Resources, Inc., 7.25%, 8-15-2002...................   BBB-              497
                                                                                         -------
            TOTAL UTILITIES.............................................                   2,464
                                                                                         -------
            TOTAL CORPORATE BONDS - INVESTMENT GRADE (COST $56,817).....                 $58,183
                                                                                         =======

CORPORATE BONDS - NON-INVESTMENT GRADE - 26.8%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            BASIC MATERIALS - 2.1%
    750     Equistar Chemicals L.P., 10.125%, 9-1-2008..................   BB+           $   684
     90     Foamex L.P. Capital Corp., 10.75%, 4-1-2009 (g).............   B                  92
    500     Hercules, Inc., 11.125%, 11-15-2007.........................   BB-               540
    250     Stone Container Corp., 9.75%, 2-1-2011......................   B                 265
    250     U.S. Steel L.L.C., 10.75%, 8-1-2008 (g).....................   BB                260
                                                                                         -------
            TOTAL BASIC MATERIALS.......................................                   1,841
                                                                                         -------
            CAPITAL GOODS - 0.7%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................   BB+               173
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012 (g)...............   B-                195
    250     Terex Corp., 10.375%, Ser B 4-1-2011........................   B                 255
                                                                                         -------
            TOTAL CAPITAL GOODS.........................................                     623
                                                                                         -------
            CONSUMER CYCLICAL - 1.2%
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................   BB+               101
     85     Dillard's, Inc., 7.13%, 8-1-2018............................   BB+                72
    500     Levi Strauss & Co., 7.00%, 11-1-2006........................   BB-               380
    225     Navistar International Corp., 9.375%, Ser B 6-1-2006........   BB+               228
    240     United Rentals, Inc., 10.75%, Ser B 4-15-2008...............   BB                245
                                                                                         -------
            TOTAL CONSUMER CYCLICAL.....................................                   1,026
                                                                                         -------

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2002 (000's Omitted)

CORPORATE BONDS - NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            ENERGY - 0.9%
    300     Pogo Producing Co., 8.25%, Ser B 4-15-2011..................   BB            $   303
    200     Swift Energy Co., 10.25%, 8-1-2009..........................   B                 198
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................   B                 230
                                                                                         -------
            TOTAL ENERGY................................................                     731
                                                                                         -------
            FINANCE - 1.7%
    300     Brazil (Republic of), 11.625%, 4-15-2004....................   B+                210
    100     IPC Acquistion Corp., 11.50%, 12-15-2009....................   B-                 96
    202     Sandia Mtg Corp., 9.14% 1991-A Variable Rate Pass Thru
            Certificate Class B 8-1-2018 (e)............................   NR                142
    115     Western Financial Bank, 9.625%, 5-15-2012...................   BB-               112
  1,100     Xerox Credit Corp., 6.10%, 12-16-2003.......................   B+                913
                                                                                         -------
            TOTAL FINANCE...............................................                   1,473
                                                                                         -------
            HEALTH CARE - 1.6%
    155     IASIS Healthcare Corp., 13.00%, 10-15-2009..................   CCC+              161
    200     Magellan Health Services, Inc., 9.00%, 2-15-2008............   CCC+               82
    540     Select Medical Corp., 9.50%, 6-15-2009......................   B                 544
    390     Unilab Finance Corp., 12.75%, 10-1-2009.....................   B                 445
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................   B-                154
                                                                                         -------
            TOTAL HEALTH CARE...........................................                   1,386
                                                                                         -------
            SERVICES - 4.8%
    500     Callahan Nordrhein-Westfalen, 14.00%, 7-15-2010 (a).........   NR                 15
    250     eKabel Hessen GMBH, 14.50%, 9-1-2010........................   C                  50
    580     Encompass Services, Inc., 10.50%, 5-1-2009..................   CCC+              145
    500     K-III Communications Corp., 8.50%, Ser B 2-1-2006...........   B                 362
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................   BB-               232
    500     Penn National Gaming, Inc., 11.125%, Ser B 3-1-2008.........   B-                536
    980     Petroleum Geo Services ASA, 8.15%, 7-15-2029................   B+                363
    605     Petroleum Geo-Services ASA, 7.125%, 3-30-2028...............   B+                224
    750     Service Corp. International, 6.50%, 3-15-2008...............   BB-               622
    650     Six Flags, Inc., 9.50%, 2-1-2009............................   B                 647
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%,
            5-1-2007(g).................................................   Ba1*              716
    150     Stewart Enterprises, Inc., 10.75%, 7-1-2008.................   B+                161
                                                                                         -------
            TOTAL SERVICES..............................................                   4,073
                                                                                         -------
            TECHNOLOGY - 8.8%
    250     Allegiance Telecom, Inc., 12.875%, 5-15-2008................   CC                 55
  1,100     AT&T Canada, Inc., 7.625%, 3-15-2005........................   CC                146
    260     Charter Communications Holdings LLC, 8.25%, 4-1-2007........   B+                160
    675     Charter Communications Holdings, 10.00%, 5-15-2011..........   B+                418
    500     Crown Castle International Corp., 9.375%, 8-1-2011..........   B                 318
    750     Dobson Communications Corp., 10.875%, 7-1-2010..............   B-                482
    750     Echostar Broadband Corp., 10.375%, 10-1-2007................   B                 714
    750     Global Crossing Holdings Ltd., 9.50%, 11-15-2009 (a)(e).....   NR                  8
    375     Hyperion Telecommunications, 12.25%, Ser B 9-1-2004 (a).....   D                  19
    300     International Cabletel, Inc., 11.50%, Ser B 2-1-2006 (a)....   D                  48
     50     Level 3 Communications, Inc., 11.00%, 3-15-2008.............   CC                 31
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............   CC                363
    505     Level 3 Communications, Inc., 9.125%, 5-1-2008..............   CC                303
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................   B+                690
  1,100     Marconi Corp. plc, 8.375%, 9-15-2030........................   C                 297
    130     Metromedia Fiber Network, Inc., 10.00%, 12-15-2009 (a)......   D                   1
  1,205     Metromedia Fiber Network, Inc., 10.00%, Ser B 11-15-2008
            (a).........................................................   D                  12
    500     Nextel Communications, Inc., 11.65%, 9-15-2007 (Zero coupon
            through 9-15-2002, thereafter 10.65%) (f)...................   B                 343
    310     Nextel Communications, Inc., 9.375%, 11-15-2009.............   B                 203
    200     Nextlink Communications, Inc., 12.125%, 12-1-2009 (Zero
            coupon through 12-1-2004, thereafter 12.125%) (a)(f)........   NR                  2
    500     Nextlink Communications, Inc., 12.50%, 4-15-2006 (a)........   NR                  5
    650     Nortel Networks Corp., 6.125%, 2-15-2006....................   BB-               302
    650     Nortel Networks Corp., 6.875%, 9-1-2023.....................   BB-               273
    750     NTL Communications Corp., 13.20%, Ser B 10-1-2008 (Zero
            coupon through 10-1-2003, thereafter 12.375%) (a)(f)........   D                  98

--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
    500     PanAmSat Corp., 6.875%, 1-15-2028...........................   BB            $   390
    500     PSINet, Inc., 11.00%, 8-1-2009 (a)..........................   NR                 49
    800     Qwest Capital Funding, Inc., 5.875%, 8-3-2004...............   B                 352
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............   B                 262
    584     RCN Corp., 34.99%, Ser B 2-15-2008 (Zero coupon through
            2-15-2003, thereafter 9.80%) (f)............................   CCC-               93
  1,000     Rogers Cantel, Inc., 9.75%, 6-1-2016........................   BB+               600
    500     Spectrasite Holdings, Inc., 10.75%, Ser B 3-15-2010.........   C                 195
    600     Telewest Communications plc, 11.00%, 10-1-2007..............   C                 120
    100     United Pan-Europe Communications N.V., 10.875%, Ser B
            8-1-2009 (a)................................................   D                   5
    185     Williams Communications Group, Inc., 10.70%, 10-1-2007
            (a).........................................................   D                  20
    190     Williams Communications Group, Inc., 11.70%, 8-1-2008 (a)...   D                  21
    375     Williams Communications Group, Inc., 11.875%, 8-1-2010
            (a).........................................................   D                  41
  1,500     WorldCom, Inc., 8.25%, 5-15-2010 (a)........................   D                 191
    250     WorldCom, Inc., 8.25%, 5-15-2031 (a)........................   D                  32
                                                                                         -------
            TOTAL TECHNOLOGY............................................                   7,662
                                                                                         -------
            TRANSPORTATION - 0.9%
    170     CP Ships Ltd., 10.375%, 7-15-2012 (g).......................   BB+               172
    500     Northwest Airlines Trust, 13.875%, Ser D 6-21-2008..........   NR                500
                                                                                         -------
            TOTAL TRANSPORTATION........................................                     672
                                                                                         -------
            UTILITIES - 4.1%
    650     AES Corp., 9.50%, 6-1-2009..................................   BB-               254
    190     Calpine Corp., 7.875%, 4-1-2008.............................   B+                 95
    310     Calpine Corp., 8.50%, 2-15-2011.............................   B+                158
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................   BB                681
    500     Kansas Gas & Electric Co., 7.60%, 12-15-2003................   BB+               505
  1,285     Mission Energy Holding Co., 13.50%, 7-15-2008...............   BB-               514
  1,000     NRG Energy, Inc., 8.00%, 11-1-2003..........................   B-                210
    720     Sierra Pacific Power Co., 8.00%, Ser A 6-1-2008.............   BB                684
  1,000     Williams Companies, Inc., 7.625%, 7-15-2019.................   B                 441
                                                                                         -------
            TOTAL UTILITIES.............................................                   3,542
                                                                                         -------
            TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST
            $38,231)....................................................                 $23,029
                                                                                         =======

U.S. GOVERNMENT SECURITIES - 2.5%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value(c)
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
     53     9.00% 2022..................................................        58
    148     10.50% 2017.................................................       172
     63     11.25% 2010.................................................        72
     90     11.50% 2014-2015............................................       106
     92     11.75% 2010.................................................       105
                                                                           -------
            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION................       513
                                                                           -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.4%
    508     8.00% 2024-2025.............................................       547
    245     10.50% 2014-2020............................................       281
    247     11.00% 2011-2018............................................       285
      5     11.25% 2011.................................................         5
     20     12.00% 2014.................................................        23
     58     12.50% 2015.................................................        68
                                                                           -------
            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.................     1,209
                                                                           -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
    284     9.00% 2021..................................................       313
    112     9.50% 2020..................................................       126
                                                                           -------
            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..............       439
                                                                           -------
            TOTAL U.S. GOVERNMENT SECURITIES (COST $1,986)..............   $ 2,161
                                                                           =======

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2002 (000's Omitted)

COMMON STOCK - 0.0%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         CONSUMER CYCLICAL - 0.0%
    #    Hosiery Corp. of America, Inc. Class A (a)(e)...............   $     #
                                                                        -------
         TOTAL CONSUMER CYCLICAL.....................................         #
                                                                        -------
         TECHNOLOGY - 0.0%
    #    @Track Communications, Inc. (Warrants) (a)(e)...............         #
    7    McLeod USA, Inc. (Warrants) (a).............................         1
    #    RSL (Warrants) (a)(e).......................................         #
                                                                        -------
         TOTAL TECHNOLOGY............................................         1
                                                                        -------
         TOTAL COMMON STOCK (COST $13)...............................   $     1
                                                                        -------

PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         TECHNOLOGY - 0.0%
    3    McLeod USA, Inc. 2.50% Conv. Pfd. Ser A.....................   $    11
                                                                        -------
         TOTAL TECHNOLOGY............................................        11
                                                                        -------
         TOTAL PREFERRED STOCKS (COST $553)..........................   $    11
                                                                        -------
         TOTAL LONG-TERM INVESTMENTS (COST $97,600)..................   $83,385
                                                                        -------

SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value(c)
---------                                                                  --------
            FINANCE - 1.2%
  1,003     Repurchase Agreement 1.79% 8-1-2002 (Note 2)................   $ 1,003
      1     U.S. Bank N.A. Money Market Variable Rate Time Deposit,
            Current rate - 1.66%........................................         1
                                                                           -------
            TOTAL FINANCE...............................................     1,004
                                                                           -------
            TOTAL SHORT-TERM INVESTMENTS (COST $1,004)..................     1,004
                                                                           -------
            TOTAL INVESTMENTS IN SECURITIES (COST: $98,604) (b).........   $84,389
                                                                           -------

(a) Presently non-incoming producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(b) At July 31, 2002, the cost of securities for federal income tax purposes was $98,662, and the aggregate gross unrealized appreciation and depreciation based on that cost was:.

Unrealized appreciation.....................................  $  4,460
Unrealized depreciation.....................................   (18,733)
                                                              --------
Net unrealized depreciation.................................  $(14,273)
                                                              --------

(c) See Note 2 of accompanying Notes of Financial Statements regarding valuation of securities.
(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.65% of total net assets as of July 31, 2002.
(e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

YEAR ACQUIRED   SHARES/PAR                             SECURITY                            COST BASIS
-------------   ----------                             --------                            ----------
    1998            #        @Track Communications, Inc. (Warrants) - 144A...............     $  5
    1994            #        Hosiery Corp. of America, Inc. Class A - 144A...............        8
    1996            #        RSL (Warrants) - 144A.......................................        #
    2000           750       Global Crossing Holdings Ltd., due 2009.....................      724
    1993           202       Sandia Mortgage Corp. due 2018 - restricted.................      174

The aggregate value of these securities at July 31, 2002, was $150 which represents .17% of total net assets.

(f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
(g) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2002, was $3,523, which represents 4.11% of total net assets.

 # Due to the presentation of the financial statements in thousands, the number rounds to zero.

 *  Moody's Rating.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
July 31, 2002
(000's Omitted)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $98,604) (Note 2).............  $ 84,389
  Cash on deposit with custodian............................        17
  Receivables:
    Investment securities sold..............................        16
    Interest and dividends..................................     2,107
  Other assets..............................................         1
                                                              --------
TOTAL ASSETS................................................    86,530
                                                              --------
LIABILITIES
  Dividend payable ($0.053 per share).......................       683
  Payable for investment advisory and management fees (Note
    3)......................................................        47
  Accounts Payable and accrued expenses.....................        28
                                                              --------
TOTAL LIABILITIES...........................................       758
                                                              --------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 15,000 shares; 12,887 shares...........   128,760
  Unrealized depreciation of investments....................   (14,215)
  Excess distributions over net investment income...........       (82)
  Accumulated net realized loss from sale of investments....   (28,691)
                                                              --------
TOTAL NET ASSETS............................................  $ 85,772
                                                              --------
NET ASSET VALUE PER SHARE...................................  $   6.66
                                                              ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the year ended July 31, 2002
(000's Omitted)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $  8,928
                                                              --------
EXPENSES:
  Investment advisory and management fees (Note 3)..........       613
  Legal and auditing fees (Note 3)..........................        26
  Custodian fees............................................         8
  Shareholders' notices and reports.........................        52
  Directors' fees and expenses..............................         7
  Exchange listing fees.....................................        39
  Other.....................................................        23
                                                              --------
  Total expenses............................................       768
                                                              --------
NET INVESTMENT INCOME.......................................     8,160
                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments..........................      (715)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................   (15,873)
                                                              --------
NET LOSS ON INVESTMENTS.....................................   (16,588)
                                                              --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (8,428)
                                                              ========

See accompanying Notes to Financial Statements

THE HARTFORD INCOME SHARES FUND, INC.
Statements of Changes in Net Assets
(000's Omitted)

--------------------------------------------------------------------------------

                                                                 For the         For the
                                                               Year Ended      Year Ended
                                                              July 31, 2002   July 31, 2001
                                                              -------------   -------------
OPERATIONS:
  Net investment income (loss)..............................    $  8,160        $  8,530
  Net realized loss on investments..........................        (715)         (7,018)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................     (15,873)          4,487
                                                                --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      (8,428)          5,999
                                                                --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (8,195)         (8,740)
                                                                --------        --------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from 142 and 75 shares issued as a result of
    reinvested dividends, respectively......................       1,076             596
                                                                --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (15,547)         (2,145)
NET ASSETS:
  Beginning of year.........................................     101,319         103,464
                                                                --------        --------
  End of year...............................................    $ 85,772        $101,319
                                                                ========        ========
Undistributed (distributions in excess of) net investment
  income....................................................    $    (82)       $    (47)
                                                                ========        ========

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2002 (000's Omitted)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc., (formerly Fortis Securities, Inc.) ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the fund, which are in accordance with generally accepted accounting principles in the investment company industry:

  (a) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income including level-yield amortization of premium and discount is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the year ended July 31, 2002, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $23,084 and $21,663, respectively.

  (b) SECURITY VALUATION: Debt securities (other than short-term obligations) are valued by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then securities are valued at the mean between the bid and asked prices.

  Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors.

  (c) JOINT TRADING ACCOUNT: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

  (d) REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the fund's custodian in book entry form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the fund's custodian, State Street Bank.

  The Fund, together with other funds having investment advisory agreements with HIMCO has an interest in a $644,069 joint repurchase agreement dated July 31, 2002, with State Street Bank, 1.79% due August 1, 2002. This joint repurchase agreement is collateralized by $401,693 U.S. Treasury Bonds 6.25% - 7.25% due 2016 - 2030, and $255,155 U.S. Treasury Bills 5.50% - 6.50% due 2002 - 2003.
  The maturity amount for the fund is $1,003.

  (e) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 2002, there were no outstanding purchases on a when issued basis.

  (f) FEDERAL INCOME TAXES: For federal income tax purposes, the fund intends to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

  On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, paid-in-capital has been decreased by $258 and accumulated net realized loss was decreased by $258.

  The tax character of distributions paid for the years ended July 31, 2002 and 2001 were ordinary income in the amounts of $8,195 and $8,740, respectively.

  As of July 31, 2002, the components of distributable earnings on a tax basis are as follows:

  Undistributed ordinary income.................  $    601
  Accumulated gain (loss).......................  $(28,633)
  Unrealized appreciation (depreciation)........  $(14,273)

  For federal income tax purposes, the fund had capital loss carryover of $28,633 at July 31, 2002, which, if not offset by subsequent capital gains, will expire in 2003 through 2011. It is unlikely the Board of Directors will authorize a distribution of

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2002 (000's Omitted)

--------------------------------------------------------------------------------

  any net realized gains until the available capital loss carryover has been offset or expired.

  (g) RESTRICTED SECURITIES: At July 31, 2002, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 2002, was $150 which represents .17% of net assets. Pursuant to guideline adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

  (h) DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole or fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

  Shareholders will receive their dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 13). Notice to initiate or to terminate this plan must be received by Hartford Administrative Services Company 15 days prior to the dividend date for which it is to become effective.

  (i) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services, LLC ("HIFSCO"), is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for The Hartford Income Shares Fund, Inc., HIFSCO has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the Board of Directors of The Hartford Income Shares Fund, Inc. Pursuant to the sub-advisory agreement, HIMCO will regularly provide the fund with investment research, advice and supervision and furnish continuously an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.

  Legal fees and expenses aggregating $5 for the year ended July 31, 2002, were paid to a law firm of which the former secretary of the fund is a partner.

4. FUND NAME CHANGE: On July 29, 2002, the name of Fortis Securities, Inc. was changed to The Hartford Income Shares Fund, Inc.

5. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows (000's omitted on table identified on specific line items.):

                                                                                  Year Ended July 31,
                                                              -----------------------------------------------------------
                                                               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................  $  7.95     $   8.17     $   8.60     $   9.55     $   9.45
                                                              -------     --------     --------     --------     --------
Operations:
  Investment income - net...................................      .64          .67          .70          .70          .73
  Net realized and unrealized gain (loss) on investments....    (1.29)        (.20)        (.44)        (.93)         .11
                                                              -------     --------     --------     --------     --------
Total from operations.......................................     (.65)         .47          .26         (.23)         .84
                                                              -------     --------     --------     --------     --------
Distributions to shareholders:
  From investment income - net..............................     (.64)        (.69)        (.69)        (.72)        (.74)
                                                              -------     --------     --------     --------     --------
Net asset value, end of year................................  $  6.66     $   7.95     $   8.17     $   8.60     $   9.55
                                                              -------     --------     --------     --------     --------
Per-share market value, end of year.........................  $ 6.800     $  7.940     $  7.625     $  8.500     $  9.000
Total investment return, market value @.....................    (6.72%)      13.55%       (1.59%)       2.34%       12.29%
Total investment return, net asset value @@.................    (8.75%)       6.18%        4.10%       (2.43%)       9.50%
Net Assets end of year (000s omitted).......................  $85,772     $101,319     $103,464     $108,951     $120,721
Ratio of expenses to average monthly net assets.............      .80%         .77%         .77%         .73%         .76%
Ratio of net investment income to average monthly net
  assets....................................................     8.45%        8.38%        8.42%        7.65%        7.68%
Portfolio turnover rate.....................................       23%          57%          65%          33%          44%

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

THE HARTFORD INCOME SHARES FUND, INC.
Independent Auditors' Report

--------------------------------------------------------------------------------
The Board of Directors and Shareholders
The Hartford Income Shares Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of The Hartford Income Shares Fund, Inc. (formerly Fortis Securities, Inc.) as of July 31, 2002 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period ended July 31, 2002 and the financial highlights for each of the years in the five-year period ended July 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hartford Income Shares Fund, Inc. as of July 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
September 6, 2002

DIRECTORS AND OFFICERS
INFORMATION ABOUT DIRECTORS (UNAUDITED)

The business and affairs of the fund are managed under the direction of the fund's Board of Directors. Information pertaining to the directors of the fund is set forth below.

NON-INTERESTED DIRECTORS

                                                                                                    Number of
                                    Position      Term of                                         Portfolios in
                                    Held with   Office* and                                       Fund Complex
                                       the       Length of         Principal Occupation(s)         Overseen by
Name, Age and Address                Company    Time Served          During Past 5 Years            Director
---------------------               ---------   -----------   ----------------------------------  -------------
WINIFRED ELLEN COLEMAN (age 69)     Director    Since 2002    Ms. Coleman has served as                70
27 Buckingham Lane,                                           President of Saint Joseph College
West Hartford, CT 06117                                       since 1991 and President of Cashel
                                                              House, Ltd. (retail) since 1985.
DR. ROBERT M. GAVIN (age 61)        Director    Since 1986    Educational consultant; prior to         70
751 Judd St.                                                  September 1, 2001, President,
Marine on St. Croix, MN 55047                                 Cranbrook Education Community;
                                                              prior to July 1996, President,
                                                              Macalester College, St. Paul MN.
DUANE E. HILL (age 56)              Director    Since 2002    Mr. Hill is Partner Emeritus and a       70
177 Broad Street, 12th Floor                                  founding partner of TSG Capital
Stamford, CT 06901                                            Group, a private equity investment
                                                              firm that serves as sponsor and
                                                              lead investor in leveraged buyouts
                                                              of middle market companies. Mr.
                                                              Hill is also a Partner of TSG
                                                              Ventures L.P., a private equity
                                                              investment company that invests
                                                              primarily in minority-owned small
                                                              businesses.
WILLIAM ATCHISON O'NEILL (age 71)   Director    Since 2002    The Honorable William A. O'Neill         70
Box 360                                                       served as Governor of the State of
East Hampton, CT 06424                                        Connecticut from 1980 until 1991.
PHILLIP O. PETERSON (age 57)        Director    Since 2000    Mutual fund industry consultant;         70
11155 Kane Trail                                              Partner of KPMG LLP, through June
Northfield, Minnesota                                         1999.
MILLARD HANDLEY PRYOR, JR. (age     Director    Since 2002    Mr. Pryor has served as Managing         70
69)                                                           Director of Pryor & Clark Company
80 Lamberton Road                                             (real estate investment),
Windsor, CT 06095-0760                                        Hartford, Connecticut, since June
                                                              1992.
JOHN KELLEY SPRINGER (age 70)       Director    Since 2002    Mr. Springer served as Chairman of       70
27 Birch Point Lane                                           Medspan, Inc. (health maintenance
Sunapee, NH 03782                                             organization) until March 2002.


                                                Other
                                            Directorships
Name, Age and Address                      Held by Director
---------------------               ------------------------------
WINIFRED ELLEN COLEMAN (age 69)     N/A
27 Buckingham Lane,
West Hartford, CT 06117
DR. ROBERT M. GAVIN (age 61)        Mr. Gavin is a Director of
751 Judd St.                        Systems and Computer
Marine on St. Croix, MN 55047       Technology Corporation.
DUANE E. HILL (age 56)              N/A
177 Broad Street, 12th Floor
Stamford, CT 06901
WILLIAM ATCHISON O'NEILL (age 71)   N/A
Box 360
East Hampton, CT 06424
PHILLIP O. PETERSON (age 57)        N/A
11155 Kane Trail
Northfield, Minnesota
MILLARD HANDLEY PRYOR, JR. (age     Mr. Pryor is a Director of
69)                                 Infodata Systems, Inc.
80 Lamberton Road                   (software company) and
Windsor, CT 06095-0760              CompuDyne Corporation
                                    (Security products and
                                    services).
JOHN KELLEY SPRINGER (age 70)       N/A
27 Birch Point Lane
Sunapee, NH 03782

INTERESTED DIRECTORS

                                                                                                     Number of
                                    Position      Term of                                          Portfolios in
                                    Held with   Office** and                                       Fund Complex
                                       the       Length of          Principal Occupation(s)         Overseen by
Name, Age and Address                Company    Time Served           During Past 5 Years            Director
---------------------               ---------   ------------   ----------------------------------  -------------
LOWNDES ANDREW SMITH*** (age 62)    Director    Since 2002     Mr. Smith served as Vice Chairman        70
62 Little Stannard Beach Road          and                     of Hartford Financial Services
Westbrook, CT 06498                  Chairman                  Group, Inc. from February 1997 to
                                                               January 2002, as President and
                                                               Chief Executive Officer of
                                                               Hartford Life, Inc. from February
                                                               1997 to January 2002, and as
                                                               President and Chief Operating
                                                               Officer of Hartford Life Insurance
                                                               Company from January 1989 to
                                                               January 2002.


                                                Other
                                            Directorships
Name, Age and Address                      Held by Director
---------------------               ------------------------------
LOWNDES ANDREW SMITH*** (age 62)    N/A
62 Little Stannard Beach Road
Westbrook, CT 06498

                                                                                                     Number of
                                    Position      Term of                                          Portfolios in
                                    Held with   Office** and                                       Fund Complex
                                       the       Length of          Principal Occupation(s)         Overseen by
Name, Age and Address                Company    Time Served           During Past 5 Years            Director
---------------------               ---------   ------------   ----------------------------------  -------------
DAVID M. ZNAMIEROWSKI*** (age 41)   President   Since 2001     Mr. Znamierowski currently serves        70
55 Farmington Avenue                   and                     as President of Hartford
Hartford, CT 06105                   Director                  Investment Management Company
                                                               ("HIMCO") and Senior Vice
                                                               President, Chief Investment
                                                               Officer and Director of Investment
                                                               Strategy for Hartford Life, Inc.
                                                               Mr. Znamierowski is also a
                                                               Managing Member and Senior Vice
                                                               President of Hartford Investment
                                                               Financial Services, LLC ("HIFSCO")
                                                               and HL Investment Advisers, LLC
                                                               ("HL Advisors"). Mr. Znamierowski
                                                               is the Group Senior Vice President
                                                               and Chief Investment Officer for
                                                               The Hartford.


                                                Other
                                            Directorships
Name, Age and Address                      Held by Director
---------------------               ------------------------------
DAVID M. ZNAMIEROWSKI*** (age 41)   N/A
55 Farmington Avenue
Hartford, CT 06105

 * Term of Office: Each director may serve until his or her successor is elected and qualifies.

 ** Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

*** "Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of HIFSCO or affiliated companies.

OFFICERS            David M. Znamierowski                   Tamara L. Fagely                           Thomas M. Marra
                     President                               Vice President and Treasurer               Vice President
                    Robert W. Beltz, Jr.                    George R. Jay                              John C. Walters
                     Vice President                          Vice President                             Vice President
                    Kevin J. Carr                           Stephen T. Joyce                           David N. Levenson
                     Vice President                          Vice President                             Vice President
                                                            Michael J. Radmer
                                                             Secretary

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744
DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, Minnesota 55164
REGISTRAR                                      Wells Fargo Bank
                                               Minnesota, N.A.
                                               Minneapolis, Minnesota
CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts
INDEPENDENT AUDITORS                           KPMG LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF." The market price is carried daily in the financial pages of most newspapers in the "Closed-End Funds" table which sets forth on a per share basis the previous weeks's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Hartford Income Shrsfd.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

At the special meeting of shareholders, held on July 16, 2002, the following individuals were elected to the Board of Directors of The Hartford Income Shares Fund, Inc.: Winifred E. Coleman, Dr. Robert M. Gavin, Duane E. Hill, William A. O'Neill, Phillip O. Peterson, Millard H. Pryor, Jr., Lowndes A. Smith, John K. Springer and David M. Znamierowski. The final voting results were as follows:

Director               Shares voted FOR   Shares WITHHELD
--------               ----------------   ---------------
Winifred E. Coleman       10,534,360          190,161
Dr. Robert M. Gavin       10,545,385          179,136
Duane E. Hill             10,533,645          190,877
William A. O'Neill        10,530,401          194,121
Phillip O. Peterson       10,536,264          188,258
Millard H. Pryor, Jr.     10,542,389          182,133
Lowndes A. Smith          10,543,744          180,778
John K. Springer          10,535,538          188,984
David M. Znamierowski     10,548,195          176,327

                                     UNDERWRITTEN AND DISTRIBUTED THROUGH
                                     Hartford Investment Financial Services, LLC
                                     200 Hopmeadow Street
                                     Simsbury, CT 06070

                                     INVESTMENT MANAGER
                                     Hartford Investment Financial Services, LLC
                                     200 Hopmeadow Street
                                     Simsbury, CT 06070

                                     HARTFORD INVESTMENT MANAGEMENT COMPANY
                                     55 Farmington Avenue
                                     Hartford, CT 06105





THE HARTFORD INCOME SHARES FUND, INC.
P.O. Box 64387
St. Paul, MN 55164-0387

95351 08/02